Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Business segment information
Sales	$ 56,271	$ 62,603	$ 74,774	$ 118,874		$ 143,380
Excise taxes	(4,737)	(4,370)	(4,329)	(9,107)		(8,985)
Revenues from sales	51,534	58,233	70,445	109,767		134,395
Purchases, net of inventory variation	(33,864)	(38,351)	(45,443)	(72,215)		(85,091)
Other operating expenses	(7,906)	(7,785)	(8,041)	(15,691)		(15,664)
Exploration costs	(62)	(92)	(117)	(154)		(978)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,106)	(3,062)	(3,102)	(6,168)		(6,781)
Other income	116	341	429	457		572
Other expense	(366)	(300)	(1,305)	(666)		(3,595)
Financial interest on debt	(724)	(710)	(572)	(1,434)		(1,034)
Financial income and expense from cash & cash equivalents	510	393	245	903		459
Cost of net debt	(214)	(317)	(327)	(531)		(575)
Other financial income	413	258	231	671		434
Other financial expense	(173)	(183)	(136)	(356)		(271)
Net income (loss) from equity affiliates	267	960	(1,546)	1,227		(1,503)
Income taxes	(2,487)	(4,071)	(5,284)	(6,558)		(10,088)
Consolidated net income	4,152	5,631	5,804	9,783	$ 10,189	10,855
TotalEnergies share	4,088	5,557	5,692	9,645		10,636
Non-controlling interests	64	$ 74	112	138		219
Adjusted
Business segment information
Sales	56,195		74,789	118,874		143,383
Excise taxes	(4,737)		(4,329)	(9,107)		(8,985)
Revenues from sales	51,458		70,460	109,767		134,398
Purchases, net of inventory variation	(33,379)		(46,023)	(70,858)		(86,785)
Other operating expenses	(7,754)		(7,620)	(15,506)		(15,029)
Exploration costs	(62)		(117)	(156)		(253)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,959)		(3,038)	(5,985)		(6,186)
Other income	116		429	193		550
Other expense	(256)		(529)	(393)		(798)
Financial interest on debt	(724)		(572)	(1,434)		(1,034)
Financial income and expense from cash & cash equivalents	402		130	775		189
Cost of net debt	(322)		(442)	(659)		(845)
Other financial income	401		231	649		350
Other financial expense	(173)		(136)	(356)		(271)
Net income (loss) from equity affiliates	662		1,944	1,741		3,805
Income taxes	(2,715)		(5,274)	(6,805)		(9,998)
Consolidated net income	5,017		9,885	11,632		18,938
TotalEnergies share	4,956		9,796	11,497		18,773
Non-controlling interests	61		89	135		165
Adjustments
Business segment information
Sales	76		(15)			(3)
Revenues from sales	76		(15)			(3)
Purchases, net of inventory variation	(485)		580	(1,357)		1,694
Other operating expenses	(152)		(421)	(185)		(635)
Exploration costs				2		(725)
Depreciation, depletion and impairment of tangible assets and mineral interests	(147)		(64)	(183)		(595)
Other income				264		22
Other expense	(110)		(776)	(273)		(2,797)
Financial income and expense from cash & cash equivalents	108		115	128		270
Cost of net debt	108		115	128		270
Other financial income	12			22		84
Net income (loss) from equity affiliates	(395)		(3,490)	(514)		(5,308)
Income taxes	228		(10)	247		(90)
Consolidated net income	(865)		(4,081)	(1,849)		(8,083)
TotalEnergies share	(868)		(4,104)	(1,852)		(8,137)
Non-controlling interests	$ 3		$ 23	$ 3		$ 54